Share Capital and Employee Compensation Plans - Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	163	396	513
Weighted Average Remaining Contractual Life (years)	4 years
Weighted Average Exercise Price (CAD$ per share)	$ 22.57	$ 22.90	$ 22.32
Number Exercisable at Year End (shares) | shares	120
Weighted Average Exercise Price (CAD$ per share)	$ 23.07
Range 1
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	155
Weighted Average Remaining Contractual Life (years)	5 years
Weighted Average Exercise Price (CAD$ per share)	$ 21.98
Number Exercisable at Year End (shares) | shares	112
Weighted Average Exercise Price (CAD$ per share)	$ 22.28
Range 1 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	17.53
Range 1 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 23.03
Range 2
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	5
Weighted Average Remaining Contractual Life (years)	3 years
Weighted Average Exercise Price (CAD$ per share)	$ 30.70
Number Exercisable at Year End (shares) | shares	5
Weighted Average Exercise Price (CAD$ per share)	$ 30.70
Range 2 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	28.55
Range 2 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 34.04
Range 3
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding at Year End (shares) | shares	3
Weighted Average Remaining Contractual Life (years)	2 years
Weighted Average Exercise Price (CAD$ per share)	$ 39.48
Number Exercisable at Year End (shares) | shares	3
Weighted Average Exercise Price (CAD$ per share)	$ 39.48
Range 3 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	34.05
Range 3 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price (in USD per share)	$ 39.48